Capital Disclosure of cash flow statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Cash flows from (used in) operating activities	$ 820	$ 626	$ 744
Increase (decrease) in cash flow from (used in) operating activities	194
Change in non-cash operating working capital balances	44	114	(73)
Increase (decrease) in non cash working capital	(70)
Cash flow from operations before changes in working capital	864	740	671
Increase (decrease) in cash flow from operations before changes in working capital	124
Distributions paid to subsidiaries’ non-controlling interests	165	172	151
Increase (decrease) in dividends paid to non controlling interests	7
Property, plant and equipment expenditures	277	338	358
Increase (decrease) in property, plant and equipment expenditure	61
Net inflows (outflows) of cash	336	144
Increase (decrease) in net inflows (outflows) of cash	192
Undrawn credit facilities	900	1,400
Common shares
Disclosure of classes of share capital [line items]
Dividends paid	46	46	69
Increase (decrease) in dividends paid	0
Preferred shares
Disclosure of classes of share capital [line items]
Dividends paid	40	$ 40	$ 42
Increase (decrease) in dividends paid	$ 0